Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Select
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2013	6,193,496	458,936	6,652,432	Dec. 2017	Mar. 2014
2012	2,503,274	48,080	2,551,354	Mar. 2017	Mar. 2013

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
The net unrealized gains (losses) on open contracts at December 31, reported as a component of “Trading Equity” on the Statements of Financial Condition, and their longest contract maturities were as follows:

Spectrum Currency
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2013	–	–	–	–	–
2012	–	43,205	43,205	–	Feb. 2013

Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Global Balanced
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2013	1,200,500	–	1,200,500	Dec. 2015	–
2012	951,801	29,978	981,779	Dec. 2014	Feb. 2013

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Spectrum Technical	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2013	817,366	408,224	1,225,590	Jun. 2018	Jun. 2014
2012	(1,651,077)	609,533	(1,041,544)	Jun. 2017	Apr. 2013